Stockholder's Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	3 Months Ended												12 Months Ended
	Jan. 30, 2019	Oct. 30, 2018	Jul. 30, 2018	Apr. 30, 2018	Jan. 30, 2018	Oct. 30, 2017	Jun. 28, 2017	Dec. 31, 2016	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 24, 2019	Oct. 25, 2018	Jul. 26, 2018	Apr. 26, 2018	Mar. 13, 2018	Jan. 25, 2018	Oct. 26, 2017	Jul. 27, 2017	Apr. 27, 2017	Jan. 26, 2017	Oct. 27, 2016	Jul. 28, 2016	Apr. 28, 2016
Stockholders Equity [Line Items]
Finite-Lived Intangible Assets, Gross										$ 738,853				$ 464,930							$ 738,853	$ 464,930
Income (loss) from continuing operations																					(24,094)	5,865	$ 41,593
Less: Distributions paid - Allocation Interests																					0	39,188	23,779
Less: Distributions paid - Preferred Shares																					$ 12,179	$ 2,457	$ 0
Trust shares, authorized (in shares)										500,000,000				500,000,000							500,000,000	500,000,000
Shares, Issued								5,600,000										5,600,000					5,600,000
Issuance of Trust common shares, net of offering costs																					$ 96,504	$ 96,417	$ 99,359
Dividends, Preferred Stock, Cash																					$ 1,334	$ 0	$ 0
Preferred Stock, Shares Authorized										50,000,000				50,000,000							50,000,000	50,000,000
Preferred Stock, Redemption Price Per Share																												$ 25.00
Trust shares, issued (in shares)								5,600,000
Offering price (dollars per share)								$ 18.65										$ 18.65					$ 18.65
Proceeds from issuance of Trust shares																					$ 0	$ 0	$ 99,359
Trust shares, voting rights																					One vote per share
Distribution declared per share (in dollars per share)																								$ 0.36	$ 0.36	$ 0.36	$ 0.36		$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36
Payments Of Distributions To Shareholders									$ 21,564	$ 21,564	$ 21,564	$ 21,564	$ 21,564	$ 21,564	$ 21,564	$ 21,564	$ 21,564	$ 21,564	$ 21,564	$ 21,564	$ 86,256	86,256	78,192
Profit Allocation Payment Declared																$ 25,800
Distribution To Shareholders																							78,192
Net Income Loss Available to Trust Stock Net of Distributions																					(37,607)	(35,780)	17,814
Finite-Lived Intangible Assets, Accumulated Amortization										(184,082)				(132,746)							(184,082)	(132,746)
Intangible Assets, Net (Excluding Goodwill)										615,592				393,005							615,592	393,005
Carrying value of trade names										554,771				332,184							554,771	332,184
Trade names, not subject to amortization										60,821				60,821							60,821	60,821
Intangible Assets, Gross (Excluding Goodwill)										$ 799,674				$ 525,751							799,674	525,751
Retained Earnings
Stockholders Equity [Line Items]
Equity Method Investment, Cash Distributions Declared																							(13,354)
Distribution To Shareholders																					$ 86,256	$ 86,256	$ 78,192
FOX
Stockholders Equity [Line Items]
Ownership holding period											5 years
Proceeds from Equity Method Investment, Distribution, Return of Capital																		7,000	8,200	8,600
Equity Method Investment, Cash Distributions Declared																		$ (13,400)	$ (11,600)	$ (8,600)
Series B Preferred Stock [Member]
Stockholders Equity [Line Items]
Shares, Issued										96,504,000											96,504,000
Issuance of Trust common shares, net of offering costs																					$ 96,500
Preferred Stock, Dividend Rate, Percentage																					7.875%
Preferred Stock, Shares Issued										4,000,000				0							4,000,000	0
Proceeds from issuance of preferred stock																					$ 100,000
Preferred Shares Redemption, Fundamental Change, Increase In Distribution Rate Per Annum Following Notice Period																					5.00%
Preferred Stock, Cash Distributions Paid, Per Share	$ 0.4921875	$ 0.4921875	$ 0.74
Distribution To Shareholders	$ 1,969	$ 1,969	$ 2,960
Series A Preferred Stock [Member]
Stockholders Equity [Line Items]
Shares, Issued										96,417,000				96,417,000							96,417,000	96,417,000
Preferred Stock, Dividend Rate, Percentage																					7.25%
Preferred Stock, Shares Issued										4,000,000				4,000,000							4,000,000	4,000,000
Preferred Stock, Liquidation Preference Per Share							$ 25.00
Proceeds from issuance of preferred stock							$ 100,000
Preferred Stock, Redemption Price Per Share							$ 25.00
Preferred Shares Redemption, Fundamental Change, Increase In Distribution Rate Per Annum Following Notice Period																					5.00%
Preferred Stock, Cash Distributions Paid, Per Share	$ 0.453125	$ 0.453125	$ 0.453125	$ 0.453125	$ 0.453125	$ 614.23611000
Distribution To Shareholders	$ 1,813	$ 1,813	$ 1,813	$ 1,813	$ 1,813	$ 2,457
Minimum | Series B Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred Stock, Redemption Price Per Share										$ 25.25											$ 25.25
Preferred Shares Redemption, Fundamental Change, Notice Period																					31 days
Preferred Shares Redemption, Notice Period																					30 days
Preferred Shares Tax Redemption, Notice Period																					60 days
Minimum | Series A Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred Stock, Redemption Price Per Share										$ 25.25											$ 25.25
Preferred Shares Redemption, Fundamental Change, Notice Period																					31 days
Preferred Shares Redemption, Notice Period																					30 days
Preferred Shares Tax Redemption, Notice Period																					60 days
Customer relationships
Stockholders Equity [Line Items]
Finite-Lived Intangible Assets, Gross										$ 462,686				$ 257,416							$ 462,686	$ 257,416
Finite-Lived Intangible Assets, Accumulated Amortization										(120,786)				(87,408)							(120,786)	(87,408)
Carrying value of trade names										341,900				170,008							$ 341,900	170,008
Finite-Lived Intangible Asset, Useful Life																					13 years
Technology and patents
Stockholders Equity [Line Items]
Finite-Lived Intangible Assets, Gross										79,646				36,011							$ 79,646	36,011
Finite-Lived Intangible Assets, Accumulated Amortization										(23,409)				(19,406)							(23,409)	(19,406)
Carrying value of trade names										56,237				16,605							$ 56,237	16,605
Finite-Lived Intangible Asset, Useful Life																					13 years
Trade name
Stockholders Equity [Line Items]
Finite-Lived Intangible Assets, Gross										188,280				163,262							$ 188,280	163,262
Finite-Lived Intangible Assets, Accumulated Amortization										(32,506)				(19,025)							(32,506)	(19,025)
Carrying value of trade names										155,774				144,237							$ 155,774	144,237
Finite-Lived Intangible Asset, Useful Life																					15 years
Licensing and non-compete agreements
Stockholders Equity [Line Items]
Finite-Lived Intangible Assets, Gross										7,515				7,515							$ 7,515	7,515
Finite-Lived Intangible Assets, Accumulated Amortization										(6,655)				(6,261)							(6,655)	(6,261)
Carrying value of trade names										860				1,254							$ 860	1,254
Finite-Lived Intangible Asset, Useful Life																					5 years
Distributor relations and other
Stockholders Equity [Line Items]
Finite-Lived Intangible Assets, Gross										726				726							$ 726	726
Finite-Lived Intangible Assets, Accumulated Amortization										(726)				(646)							(726)	(646)
Carrying value of trade names										$ 0				$ 80							$ 0	$ 80
Finite-Lived Intangible Asset, Useful Life																					5 years